Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
C000054090
Account Value [Line Items]
Account Value	$ 68,743	$ 70,720	$ 68,264	$ 68,559	$ 64,947	$ 63,053	$ 58,382	$ 57,121	$ 57,864	$ 55,674	$ 54,746	$ 53,263	$ 50,992	$ 46,699	$ 45,218	$ 44,292	$ 41,377	$ 43,435	$ 44,447	$ 44,493	$ 46,793	$ 47,602	$ 46,265	$ 49,028	$ 51,743	$ 53,059	$ 51,734	$ 52,220	$ 51,437	$ 51,509	$ 51,684	$ 52,775	$ 54,083	$ 50,965	$ 51,400	$ 54,009	$ 52,704	$ 52,913	$ 49,435	$ 50,087	$ 50,000
C000054091
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 6,920,824	7,123,434	6,870,443	6,895,246	6,534,361	6,346,425	5,874,922	5,742,901	5,816,908	5,594,090	5,505,221	5,350,869	5,126,357	4,691,311	4,541,936	4,448,576	4,154,494	4,365,598	4,463,024	4,467,663	4,698,504	4,778,526	4,639,303	4,917,750	5,190,321	5,321,100	5,187,739	5,236,638	5,156,777	5,164,957	5,178,133	5,287,932	5,418,471	5,105,516	5,149,228	5,407,126	5,275,991	5,296,943	4,943,231	5,008,734	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Account Value	$ 162,026	157,754	148,600	143,938	130,798	116,647	120,615	111,276	103,760	96,812	101,441	121,978	128,940	118,142	118,283	109,230	102,613	89,415	81,976	67,144	84,951	77,911	77,035	74,009	64,897	75,779	70,751	68,113	68,527	64,449	61,634	59,834	56,558	54,311	52,005	50,680	50,220	47,257	50,961	50,901	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 16,202,621	15,775,361	14,860,033	14,393,774	13,079,813	11,664,700	12,061,484	11,127,602	10,375,952	9,681,223	10,144,127	12,197,836	12,894,041	11,814,249	11,828,254	10,922,971	10,261,256	8,941,465	8,197,568	6,714,437	8,495,073	7,791,070	7,703,509	7,400,938	6,489,745	7,577,897	7,075,085	6,811,260	6,852,694	6,444,880	6,163,391	5,983,419	5,655,796	5,431,090	5,200,452	5,067,957	5,022,045	4,725,720	5,096,078	5,090,054	5,000,000
NACC2 Index: Spliced Market Neutral Index in USD
Account Value [Line Items]
Account Value	$ 59,700	58,976	58,179	57,393	56,616	55,832	55,073	54,391	53,788	53,322	53,084	53,007	52,992	52,986	52,981	52,977	52,968	52,955	52,938	52,867	52,662	52,420	52,127	51,809	51,502	51,213	50,958	50,736	50,560	50,419	50,291	50,199	50,139	50,097	50,062	50,030	50,005	50,000	50,000	50,000	50,000
NACC2 Index: Spliced Market Neutral Index in USD
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Market Neutral Index in USD
Account Value	$ 5,970,013	$ 5,897,631	$ 5,817,880	$ 5,739,254	$ 5,661,628	$ 5,583,167	$ 5,507,260	$ 5,439,149	$ 5,378,806	$ 5,332,186	$ 5,308,354	$ 5,300,712	$ 5,299,227	$ 5,298,609	$ 5,298,130	$ 5,297,745	$ 5,296,790	$ 5,295,492	$ 5,293,789	$ 5,286,650	$ 5,266,226	$ 5,242,042	$ 5,212,722	$ 5,180,945	$ 5,150,207	$ 5,121,250	$ 5,095,770	$ 5,073,645	$ 5,056,027	$ 5,041,913	$ 5,029,075	$ 5,019,927	$ 5,013,855	$ 5,009,749	$ 5,006,246	$ 5,003,001	$ 5,000,500	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000